Fair Value Measurements (Details) - Schedule of changes in fair value on recurring basis	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of changes in fair value on recurring basis [Line Items]
Fair value beginning balance	$ 0
Warrant Liabilities [Member] | Chardan Healthcare Acquisition 2 Corp. [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value on recurring basis [Line Items]
Fair value beginning balance	4,025,000
Change in fair value of warrant liabilities	(280,000)
Fair value ending balance	$ 3,745,000